Overview of consolidation scope (Tables)	12 Months Ended
Dec. 31, 2022
Overview of consolidation scope
Schedule of overview of subsidiaries

Name	Country	Participation
argenx SE	The Netherlands	100.00%
argenx BV	Belgium	100.00%
argenx Benelux BV	Belgium	100.00%
argenx US, Inc.	USA	100.00%
argenx Switzerland, SA	Switzerland	100.00%
argenx Japan KK	Japan	100.00%
argenx France SAS	France	100.00%
argenx Germany GmbH	Germany	100.00%
argenx Canada Inc.	Canada	100.00%
argenx UK Ltd.	United Kingdom	100.00%
argenx Netherlands Services B.V.	The Netherlands	100.00%
argenx Italy S.r.l.	Italy	100.00%